Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended
Jun. 30, 2016 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,561
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 14 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 281
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	211
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	308
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	703
Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 58